UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

LS Theta Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations – 13.6%
	Fannie Mae REMICS
$2,913,858	Series 2018-38, Class EC, 4.000%, 4/25/2043	$2,960,521
3,131,682	Series 2015-94, Class EP, 3.000%, 7/25/2043	3,026,461
3,631,365	Series 2016-31, Class UP, 3.000%, 8/25/2044	3,542,912
3,822,127	Series 2017-105, Class BA, 3.000%, 8/25/2044	3,744,048
	Freddie Mac REMICS
3,832,141	Series 4766, Class VC, 4.000%, 4/15/2029[1]	3,946,925
3,832,009	Series 4772, Class VL, 4.000%, 4/15/2029[1]	3,924,234
2,907,670	Series 4809, Class KA, 4.000%, 3/15/2040[1]	2,958,787
3,421,195	Series 4646, Class DA, 3.500%, 1/15/2042[1]	3,413,946
3,876,794	Series 4800, Class LA, 4.000%, 4/15/2042[1]	3,937,687
1,553,778	Series 4823, Class TA, 4.000%, 6/15/2042[1]	1,575,479
3,505,125	Series 4769, Class T, 4.500%, 3/15/2043[1]	3,590,482
3,724,215	Series 4746, Class NA, 3.500%, 4/15/2043[1]	3,707,839
3,324,264	Series 4314, Class PD, 3.750%, 7/15/2043[1]	3,365,176
3,685,346	Series 4795, Class WA, 3.500%, 12/15/2044[1]	3,667,513
1,981,260	Series 4818, Class PA, 4.000%, 6/15/2045[1]	2,016,124
3,834,441	Series 4727, Class PA, 3.000%, 3/15/2046[1]	3,763,864
3,842,747	Government National Mortgage Association 2.750%, 4/20/2046[1]	3,723,257

	Total Collateralized Mortgage Obligations (Cost $57,827,357)	56,865,255

	Corporate Bonds – 68.5%
	Communications – 3.5%
2,350,000	21st Century Fox America, Inc. 3.000%, 9/15/2022	2,315,845
2,500,000	AT&T, Inc. 3.209% (LIBOR 3 Month+89 basis points), 2/15/2023[2,3,4]	2,478,885
	Comcast Corp.
2,750,000	5.150%, 3/1/2020	2,827,938
3,350,000	2.750%, 3/1/2023[1]	3,241,128
2,750,000	NBCUniversal Enterprise, Inc. 1.974%, 4/15/2019[3]	2,737,845
1,100,000	Verizon Communications, Inc. 3.104% (LIBOR 3 Month+77 basis points), 6/17/2019[2]	1,105,077
		14,706,718
	Consumer Discretionary – 7.1%
1,500,000	eBay, Inc. 3.209% (LIBOR 3 Month+87 basis points), 1/30/2023[2]	1,515,770
	Ford Motor Credit Co. LLC
1,000,000	2.681%, 1/9/2020	989,900
1,500,000	3.339% (LIBOR 3 Month+100 basis points), 1/9/2020[2]	1,506,107
	General Motors Financial Co., Inc.
2,500,000	3.889% (LIBOR 3 Month+155 basis points), 1/14/2022[2]	2,550,200

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$3,000,000	3.450%, 4/10/2022[1]	$2,952,954
2,500,000	3.696% (LIBOR 3 Month+131 basis points), 6/30/2022[2]	2,527,923
	Home Depot, Inc.
2,750,000	2.000%, 6/15/2019[1,4]	2,740,254
2,350,000	2.700%, 4/1/2023[1]	2,296,852
	Lowe's Cos., Inc.
1,850,000	1.150%, 4/15/2019	1,833,764
1,850,000	3.875%, 9/15/2023[1]	1,883,738
2,200,000	McDonald's Corp. 2.100%, 12/7/2018	2,198,695
2,000,000	Southwest Airlines Co. 2.650%, 11/5/2020[1]	1,972,516
2,750,000	Starbucks Corp. 2.100%, 2/4/2021[1]	2,685,653
2,000,000	Toyota Motor Credit Corp. 2.807% (LIBOR 3 Month+48 basis points), 9/8/2022[2]	2,011,654
		29,665,980
	Consumer Staples – 3.8%
	Altria Group, Inc.
2,975,000	9.700%, 11/10/2018	2,996,908
3,250,000	4.750%, 5/5/2021	3,360,939
2,500,000	Coca-Cola Co. 1.650%, 11/1/2018	2,498,505
1,550,000	Estee Lauder Cos., Inc. 1.800%, 2/7/2020	1,528,418
2,500,000	Mead Johnson Nutrition Co. 3.000%, 11/15/2020	2,492,007
3,000,000	Target Corp. 3.875%, 7/15/2020	3,051,678
		15,928,455
	Energy – 2.0%
2,500,000	Chevron Corp. 1.961%, 3/3/2020[1]	2,468,405
2,700,000	EOG Resources, Inc. 5.625%, 6/1/2019	2,750,120
2,975,000	Shell International Finance B.V. (Netherlands) 1.375%, 9/12/2019[5]	2,936,108
		8,154,633
	Financials – 28.3%
	Aflac, Inc.
2,100,000	2.400%, 3/16/2020[4]	2,080,693
2,795,000	3.625%, 11/15/2024	2,786,171

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Financials (Continued)
$2,750,000	American Express Credit Corp. 2.751% (LIBOR 3 Month+43 basis points), 3/3/2020[1,2,4]	$2,760,004
2,215,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	2,286,427
2,975,000	Australia & New Zealand Banking Group Ltd. (Australia) 1.600%, 7/15/2019[5]	2,947,648
	Bank of America Corp.
1,850,000	2.600%, 1/15/2019	1,849,784
1,850,000	2.250%, 4/21/2020	1,826,771
1,850,000	5.000%, 5/13/2021[4]	1,923,169
850,000	Bank of New York Mellon Corp. 3.389% (LIBOR 3 Month+105 basis points), 10/30/2023[1,2]	867,459
2,835,000	Barclays PLC (United Kingdom) 4.451% (LIBOR 3 Month+211 basis points), 8/10/2021[2,5]	2,941,488
3,475,000	Berkshire Hathaway, Inc. 2.200%, 3/15/2021[1]	3,408,600
1,750,000	BNP Paribas S.A. (France) 2.450%, 3/17/2019[5]	1,748,626
2,950,000	Capital One Financial Corp. 4.750%, 7/15/2021[4]	3,047,769
2,100,000	Capital One N.A. 3.489% (LIBOR 3 Month+115 basis points), 1/30/2023[1,2]	2,123,929
2,000,000	Citibank N.A. 2.850%, 2/12/2021[1]	1,978,848
2,000,000	Citigroup, Inc. 3.751% (LIBOR 3 Month+143 basis points), 9/1/2023[1,2]	2,048,380
	Commonwealth Bank of Australia
2,475,000	2.250%, 3/13/2019[5]	2,472,067
2,000,000	3.153% (LIBOR 3 Month+83 basis points), 9/6/2021[2,3,5]	2,026,264
2,750,000	Fifth Third Bank 2.300%, 3/15/2019[1,4]	2,745,561
	Goldman Sachs Group, Inc.
2,350,000	2.300%, 12/13/2019[1]	2,330,063
2,550,000	2.600%, 12/27/2020[1,4]	2,510,409
2,000,000	3.342% (LIBOR 3 Month+100 basis points), 7/24/2023[1,2]	2,022,282
2,000,000	4.089% (LIBOR 3 Month+175 basis points), 10/28/2027[1,2]	2,076,416
3,250,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	3,334,250
3,250,000	HSBC Holdings PLC (United Kingdom) 5.100%, 4/5/2021[5]	3,378,648
3,000,000	Huntington Bancshares, Inc. 3.150%, 3/14/2021[1]	2,975,751
2,250,000	Huntington National Bank 2.375%, 3/10/2020[1]	2,227,120

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Financials (Continued)
$2,825,000	JPMorgan Chase & Co. 4.500%, 1/24/2022	$2,913,555
2,750,000	KeyBank N.A. 1.600%, 8/22/2019	2,720,833
2,750,000	Manufacturers & Traders Trust Co. 2.250%, 7/25/2019[1]	2,738,035
2,750,000	Mastercard, Inc. 2.000%, 4/1/2019	2,743,925
2,294,000	MetLife, Inc. 4.750%, 2/8/2021	2,367,211
3,000,000	Mitsubishi UFJ Financial Group, Inc. (Japan) 2.950%, 3/1/2021[5]	2,959,890
	Morgan Stanley
2,800,000	2.650%, 1/27/2020	2,782,951
3,500,000	5.750%, 1/25/2021	3,680,103
2,000,000	3.563% (LIBOR 3 Month+122 basis points), 5/8/2024[1,2]	2,033,810
3,210,000	Nasdaq, Inc. 5.550%, 1/15/2020	3,306,887
3,350,000	Simon Property Group LP 4.375%, 3/1/2021[1]	3,434,474
2,750,000	Sumitomo Mitsui Banking Corp. (Japan) 2.250%, 7/11/2019[5]	2,738,189
2,000,000	Sumitomo Mitsui Financial Group, Inc. (Japan) 3.117% (LIBOR 3 Month+78 basis points), 7/12/2022[2,5]	2,009,818
1,085,000	TD Ameritrade Holding Corp. 5.600%, 12/1/2019	1,115,913
2,475,000	U.S. Bancorp 2.200%, 4/25/2019[1]	2,469,050
2,550,000	UBS A.G. (Switzerland) 2.375%, 8/14/2019[5]	2,539,866
	Wells Fargo & Co.
2,475,000	2.150%, 1/15/2019	2,472,322
2,975,000	2.550%, 12/7/2020	2,929,093
	Westpac Banking Corp.
2,750,000	4.875%, 11/19/2019[5]	2,808,828
3,250,000	2.150%, 3/6/2020[5]	3,209,040
		118,698,390
	Health Care – 7.4%
1,750,000	AbbVie, Inc. 2.500%, 5/14/2020[1]	1,731,067
	Amgen, Inc.
2,975,000	5.700%, 2/1/2019	3,006,571
2,975,000	2.200%, 5/22/2019[1]	2,964,638

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Health Care (Continued)
$2,500,000	Bayer U.S. Finance II LLC 2.200%, 7/15/2022[1,3]	$2,341,440
3,000,000	Cigna Corp. 3.250%, 4/15/2025[1]	2,844,225
	CVS Health Corp.
2,700,000	2.250%, 12/5/2018[1]	2,698,183
3,000,000	4.750%, 12/1/2022[1,4]	3,110,034
2,255,000	Gilead Sciences, Inc. 2.550%, 9/1/2020	2,232,953
	Merck & Co., Inc.
3,750,000	3.875%, 1/15/2021[1]	3,815,951
2,805,000	2.800%, 5/18/2023	2,749,750
895,000	Stryker Corp. 2.000%, 3/8/2019	892,485
2,750,000	UnitedHealth Group, Inc. 2.700%, 7/15/2020	2,733,423
		31,120,720
	Industrials – 5.2%
2,000,000	Burlington Northern Santa Fe LLC 3.000%, 3/15/2023[1]	1,967,686
	Caterpillar Financial Services Corp.
2,250,000	2.100%, 6/9/2019	2,240,874
2,975,000	1.700%, 8/9/2021	2,855,500
2,975,000	Caterpillar, Inc. 3.900%, 5/27/2021	3,030,225
3,350,000	General Electric Co. 2.721% (LIBOR 3 Month+38 basis points), 5/5/2026[2,4]	3,203,930
1,750,000	Honeywell International, Inc. 1.800%, 10/30/2019	1,733,139
2,975,000	Illinois Tool Works, Inc. 6.250%, 4/1/2019[4]	3,027,984
850,000	United Parcel Service, Inc. 2.695% (LIBOR 3 Month+38 basis points), 5/16/2022[2]	857,463
3,000,000	United Technologies Corp. 1.900%, 5/4/2020	2,940,608
		21,857,409
	Materials – 3.6%
	EI du Pont de Nemours & Co.
2,500,000	2.873% (LIBOR 3 Month+53 basis points), 5/1/2020[2]	2,515,623
2,740,000	3.625%, 1/15/2021	2,768,556
2,300,000	Newmont Mining Corp. 3.500%, 3/15/2022[1]	2,282,352

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Materials (Continued)
$3,000,000	Packaging Corp. of America 2.450%, 12/15/2020	$2,943,237
	Praxair, Inc.
2,500,000	1.250%, 11/7/2018	2,496,215
2,225,000	4.500%, 8/15/2019	2,259,492
		15,265,475
	Technology – 4.6%
1,500,000	Apple, Inc. 2.841% (LIBOR 3 Month+50 basis points), 2/9/2022[2,4]	1,520,268
	Cisco Systems, Inc.
2,475,000	4.950%, 2/15/2019	2,496,562
2,975,000	2.450%, 6/15/2020	2,952,149
	Oracle Corp.
1,975,000	2.375%, 1/15/2019	1,973,860
2,475,000	3.875%, 7/15/2020	2,515,833
2,850,000	2.500%, 5/15/2022[1]	2,775,338
	QUALCOMM, Inc.
2,750,000	2.250%, 5/20/2020	2,715,089
2,500,000	3.069% (LIBOR 3 Month+73 basis points), 1/30/2023[2]	2,515,230
		19,464,329
	Utilities – 3.0%
2,750,000	Duke Energy Progress LLC 5.300%, 1/15/2019	2,769,676
2,950,000	Edison International 2.125%, 4/15/2020	2,893,525
1,350,000	Florida Power & Light Co. 3.250%, 6/1/2024[1]	1,331,249
2,850,000	Georgia Power Co. 4.250%, 12/1/2019[4]	2,892,208
2,700,000	Southern Co. 2.350%, 7/1/2021[1]	2,619,729
		12,506,387
	Total Corporate Bonds (Cost $291,109,217)	287,368,496

	U.S. Government Agencies – 0.8%
3,583,962	Fannie Mae Pool 3.000%, 1/1/2032	3,544,535

	Total U.S. Government Agencies (Cost $3,613,077)	3,544,535

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	U.S. Treasury Notes – 14.7%
	United States Treasury Note
$11,550,000	3.750%, 11/15/2018	$11,572,973
7,550,000	2.750%, 2/15/2019	7,560,615
7,500,000	3.125%, 5/15/2019[4]	7,529,175
10,000,000	3.375%, 11/15/2019[4]	10,073,830
11,500,000	3.625%, 2/15/2020[4]	11,634,987
13,000,000	3.500%, 5/15/2020[4]	13,147,264

	Total U.S. Treasury Notes (Cost $61,695,023)	61,518,844

Number of Contracts
	Purchased Options Contracts – 0.1%
	Call Options – 0.1%
	S&P 500 Index
240	Exercise Price: $2,915.00, Notional Amount: $69,960,000,
	Expiration Date: October 5, 2018	306,000

	Total Call Options (Cost $393,032)	306,000

	Put Options – 0.0%
	S&P 500 Index
240	Exercise Price: $2,755.00, Notional Amount: $66,120,000, Expiration Date: October 3, 2018	13,200
240	Exercise Price: $2,775.00, Notional Amount: $66,600,000, Expiration Date: October 5, 2018	27,000
240	Exercise Price: $2,755.00, Notional Amount: $66,120,000, Expiration Date: October 8, 2018	32,400
240	Exercise Price: $2,750.00, Notional Amount: $66,000,000, Expiration Date: October 10, 2018	42,600

	Total Put Options (Cost $198,660)	115,200

	Total Purchased Options Contracts (Cost $591,692)	421,200

Principal Amount
	Short-Term Investments – 1.4%
$6,003,483	UMB Money Market Fiduciary, 0.25%[6]	6,003,483

	Total Short-Term Investments (Cost $6,003,483)	6,003,483

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Value
Total Investments – 99.1% (Cost $420,839,849)	$415,721,813
Other Assets in Excess of Liabilities – 0.9%	3,767,854

Total Net Assets – 100.0%	$419,489,667

Number of Contracts
	WRITTEN Options Contracts – (0.2)%
	Put Options – (0.2)%
	S&P 500 Index
(240)	Exercise Price: $2,895.00, Notional Amount: $(69,480,000), Expiration Date: October 3, 2018	$(111,600)
(240)	Exercise Price: $2,920.00, Notional Amount: $(70,080,000), Expiration Date: October 5, 2018	(363,600)
(240)	Exercise Price: $2,900.00, Notional Amount: $(69,600,000), Expiration Date: October 8, 2018	(234,000)
(240)	Exercise Price: $2,895.00, Notional Amount: $(69,480,000), Expiration Date: October 10, 2018	(249,600)

	Total Put Options (Proceeds $1,190,874)	(958,800)

	Total WRITTEN Options Contracts (Proceeds $1,190,874)	$(958,800)

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,584,434 which represents 2.3% of Net Assets.
[4]	All or a portion of this security is segregated as collateral for open written options contracts.
[5]	Foreign security denominated in U.S. Dollars.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

LS Theta Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

LS Theta Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to generate current income with a low correlation to the risks and returns of major market indices. The Fund commenced investment operations on March 31, 2014, with two classes of shares: Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

LS Theta Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

LS Theta Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2018, the cost of securities and the proceeds from written options contracts, on a tax basis and gross unrealized appreciation and depreciation on investments and written options contracts for federal income tax purposes were as follows:

Cost of Investments	$419,648,975

Gross unrealized appreciation	$363,986
Gross unrealized depreciation	(5,249,948)

Net unrealized depreciation on investments	$(4,885,962)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

LS Theta Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Collateralized Mortgage Obligations	$-	$56,865,255	$-	$56,865,255
Corporate Bonds **	-	287,368,496	-	287,368,496
U.S. Government Agencies	-	3,544,535	-	3,544,535
U.S. Treasury Notes	-	61,518,844	-	61,518,844
Purchased Options Contracts	421,200	-	-	421,200
Short-Term Investments
Money Market	6,003,483	-	-	6,003,483
Total Assets	$6,424,683	$409,297,130	$-	$415,721,813

Liabilities
Written Options Contracts	$958,800	$-	$-	$958,800

*	The Fund did not hold any Level 3 securities at period end.

**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/18